Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Outstanding Common Stock

	2024		2023
ISSUED COMMON SHARES(1)	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	2,144,815	$10,712	2,205,272	$10,294
Issued upon exercise of stock options	13,531	280	19,643	372
Previously recognized liability on stock options exercised for common shares	—	358	—	435
Purchase of common shares under Normal Course Issuer Bid	(55,350)	(286)	(80,100)	(389)
Balance – end of year	2,102,996	$11,064	2,144,815	$10,712

Summary of Stock Option Activity
The following table summarizes information relating to stock options outstanding at December 31, 2024 and 2023:

	2024		2023
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	52,410	$26.80	62,300	$21.19
Granted	15,906	$44.82	14,047	$40.09
Exercised for common shares	(13,531)	$20.69	(19,643)	$18.92
Surrendered for cash settlement	(384)	$22.19	(435)	$19.39
Forfeited	(3,595)	$29.69	(3,859)	$25.43
Outstanding – end of year	50,806	$33.90	52,410	$26.80
Exercisable – end of year	10,033	$26.67	7,344	$21.07

Summary of Range of Exercise Prices of Stock Options Outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2024 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$10.38	–	$14.99	6,890	1.07	$13.98	2,203	$12.91
$15.00	–	$19.99	3,848	0.31	$18.65	1,684	$17.94
$20.00	–	$24.99	3,203	1.48	$20.24	1,474	$20.15
$25.00	–	$29.99	686	2.86	$27.12	169	$27.12
$30.00	–	$34.99	5,923	2.50	$32.47	1,150	$32.39
$35.00	–	$39.99	13,146	3.18	$39.24	2,612	$38.86
$40.00	–	$44.99	11,134	4.36	$42.57	13	$42.20
$45.00	–	$49.99	5,651	4.50	$48.04	728	$48.53
$50.00	–	$52.98	325	5.30	$52.98	—	$—
			50,806	2.90	$33.90	10,033	$26.67